Schedule of Intangible Assets, Future Amortization Expense (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 864,813
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	854,204
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	747,570
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	61,910
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	1,606
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 6	$ 2,530,103